Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Retail Class | Transamerica Sustainable Equity Income
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica Sustainable Equity Income
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional, in the “Waivers and Reductions of Sales Charges” section on page 295of the fund’s prospectus, in the Appendix – “Waivers and Discounts Available from Intermediaries,” and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares” on page 80.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.During the most recent fiscal year, the portfolio turnover rate for the fund was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares of the fund purchased in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund. Purchases of Class C shares of the fund may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 12 months of their purchase. A deferred sales charge may apply to certain redemptions of Class C shares of the fund purchased through an exchange from another Transamerica Fund.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses reflect current transfer agency fees with respect to Class I.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund’s sub-adviser, Aegon Asset Management UK plc (the “sub-adviser”), deploys an active strategy that generally invests in large and middle U.S. capitalization companies, focusing on those that pay dividends and that the sub-adviser views as having a favorable sustainability profile. Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub-adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.When selecting dividend-paying stocks, the sub-adviser normally seeks to invest in companies that fall within one of three groupings established by the sub-adviser. One group is “compounders” or those companies that the sub-adviser sees as consistent annual dividend growers with long-term records of growing dividend-per-share. A second group is “hoarders” or those companies that are viewed by the sub-adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de-equitizers” with capital structures that the sub-adviser believes offer the potential for mergers and acquisitions or share buy-backs.In addition, the sub-adviser seeks to invest in stocks of companies with what the sub-adviser views as having positive sustainability credentials. The sub-adviser applies its sustainability assessment framework in evaluating each company considered for the fund. A small range of industries with what are seen as having poor sustainability profiles are excluded by the sub-adviser from the investible universe at the start of the investment process. These industries currently are: tobacco, weapons, nuclear power, gambling, animal mistreatment, adult entertainment, genetic modification for agricultural purposes, coal, and oil exploration and production. Sustainability credentials of each eligible company are assessed by the sub-adviser through proprietary analysis focusing on what the sub-adviser views as material sustainability factors with clear links to risks and opportunities.Sustainability research by the sub-adviser’s Responsible Investment team, composed of employees of the sub-adviser and certain of its affiliates, forms a key part of the sub-adviser’s investment process. The Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub-adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, looking at (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have plans to do so?). The outcome of this analysis is that each company proposed for investment by the investment team is classified by the Responsible Investment team as either a sustainability “leader”, “improver”, or “laggard”, and the sub-adviser may only invest in companies identified as leaders or improvers.•Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top-quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.•“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement.•“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.If a company is classified as a “laggard” by the Responsible Investment team, the company is not eligible for inclusion in the fund.The sub-adviser constructs a portfolio of individual stocks, selected on a “bottom-up” basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The fund will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the fund’s net assets (10% maximum position weighting). Non-U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the fund’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.The sub-adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the fund’s net assets.The fund may invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.All investments by the fund, with the exception of cash, cash equivalents, short-term debt securities, repurchase agreements, money market instruments and index-traded futures, are subject to the sub-adviser’s sustainability assessment framework.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.You may lose money if you invest in this fund.Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance.Dividend Paying Stock – There can be no assurance that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will not decrease. The fund's emphasis on dividend paying stocks could cause the fund's share price and total return to fluctuate more than, or cause the fund to underperform, similar funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.Sustainability Investing – Applying sustainability criteria to the sub-adviser’s investment analysis for the fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability”is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary acrossthird party data providers, and sustainability data may be incomplete,delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics.Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its sustainability strategy.Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.Active Trading – The fund may purchase and sell securities without regard to the length of time held. Active trading may be more pronounced during periods of market volatility, may have a negative impact on performance and may generate greater amounts of short-term capital gains.Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the rule will have on the availability, liquidity or performance of derivatives. The rule may not be effective to limit the risk of loss from derivatives.Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers.Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.Large Capitalization Companies – The fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.Large Shareholder – A significant portion of the fund’s shares may be owned by other funds sponsored by Transamerica. Transactions by these funds may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. In addition, sizeable redemptions could cause the fund’s total expenses to increase.Leveraging – To the extent that the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges.Absent any applicable fee waivers, reimbursements and/or expense limitations, performance would be lower.As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.Prior to December 1, 2020, the fund was named Transamerica Dividend Focused, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/investments-fund-center
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedReturnBest Quarter:12/31/202015.44%Worst Quarter:3/31/2020-29.89%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31,  2022)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	 The table includes deduction of applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The total return information for Class I of the fund reflects the impact of certain payments by Transamerica to the class in 2022.The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Retail Class | Transamerica Sustainable Equity Income | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	$ 647
3 years	rr_ExpenseExampleYear03	854
5 years	rr_ExpenseExampleYear05	1,077
10 years	rr_ExpenseExampleYear10	1,718
1 year	rr_ExpenseExampleNoRedemptionYear01	647
3 years	rr_ExpenseExampleNoRedemptionYear03	854
5 years	rr_ExpenseExampleNoRedemptionYear05	1,077
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,718
2014	rr_AnnualReturn2014	11.00%
2015	rr_AnnualReturn2015	(2.95%)
2016	rr_AnnualReturn2016	14.62%
2017	rr_AnnualReturn2017	15.90%
2018	rr_AnnualReturn2018	(12.34%)
2019	rr_AnnualReturn2019	23.23%
2020	rr_AnnualReturn2020	(7.93%)
2021	rr_AnnualReturn2021	21.99%
2022	rr_AnnualReturn2022	(11.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.89%)
1 Year	rr_AverageAnnualReturnYear01	(16.53%)
5 Years	rr_AverageAnnualReturnYear05	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2013
Retail Class | Transamerica Sustainable Equity Income | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	$ 293
3 years	rr_ExpenseExampleYear03	599
5 years	rr_ExpenseExampleYear05	1,031
10 years	rr_ExpenseExampleYear10	2,232
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	599
5 years	rr_ExpenseExampleNoRedemptionYear05	1,031
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,232
1 Year	rr_AverageAnnualReturnYear01	(13.28%)
5 Years	rr_AverageAnnualReturnYear05	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2013
Retail Class | Transamerica Sustainable Equity Income | I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	256
5 years	rr_ExpenseExampleYear05	452
10 years	rr_ExpenseExampleYear10	1,017
1 year	rr_ExpenseExampleNoRedemptionYear01	76
3 years	rr_ExpenseExampleNoRedemptionYear03	256
5 years	rr_ExpenseExampleNoRedemptionYear05	452
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,017
1 Year	rr_AverageAnnualReturnYear01	(11.11%)
5 Years	rr_AverageAnnualReturnYear05	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2013
Retail Class | Transamerica Sustainable Equity Income | R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	$ 75
3 years	rr_ExpenseExampleYear03	233
5 years	rr_ExpenseExampleYear05	406
10 years	rr_ExpenseExampleYear10	906
1 year	rr_ExpenseExampleNoRedemptionYear01	75
3 years	rr_ExpenseExampleNoRedemptionYear03	233
5 years	rr_ExpenseExampleNoRedemptionYear05	406
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 906
1 Year	rr_AverageAnnualReturnYear01	(11.40%)
5 Years	rr_AverageAnnualReturnYear05	1.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
Retail Class | Transamerica Sustainable Equity Income | Return After Taxes on Distributions | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.89%)
5 Years	rr_AverageAnnualReturnYear05	(2.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Retail Class | Transamerica Sustainable Equity Income | Return After Taxes on Distributions and Sale of Fund Shares | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.56%)
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Retail Class | Transamerica Sustainable Equity Income | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.54%)	[6]
5 Years	rr_AverageAnnualReturnYear05	6.67%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%	[6]

[1]	Class A shares of the fund purchased in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund.
[2]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2024 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.07% for Class A shares, 1.90% for Class C shares, 0.88% for Class I shares and 0.78% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2024 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[3]	Purchases of Class C shares of the fund may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 12 months of their purchase. A deferred sales charge may apply to certain redemptions of Class C shares of the fund purchased through an exchange from another Transamerica Fund.
[4]	Other expenses reflect current transfer agency fees with respect to Class I.
[5]	The fund’s investment manager, Transamerica Asset Management, Inc.(“TAM”), has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2024.
[6]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.